Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CAD ($) Customer
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer	0	0	0
Percentage of change in interest rates	1.00%
Impact on net income due to changes in interest rate	$ 1.0
Fair value of unsecured senior notes	$ 1,023.0		$ 1,428.0
Senior Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn		$ 75,000,000
Real Estate Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn		$ 11,000,000
One Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer	1	1
Percentage of concentration risk rate	12.00%
Credit Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables	$ 11.0		$ 12.0